Credit facility (Details Narrative) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 26, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Instruments [Line Items]
Cash and cash equivalent		$ 17,702	$ 8,530
Loans receivable, net		60,650	58,620
Credit facility interest expense		$ 5,721	6,702	$ 6,064
Credit facility [Member]
Disclosure of Financial Instruments [Line Items]
Description for interest rate		the amendment, certain financial covenants were modified, and the interest rate was reduced by 100 basis points to 7% plus the greater of i) 2% and ii) the Secured Overnight Financing Rate (“SOFR”).
Description for fee payable under facility		There is a 0.33% fee on the available but undrawn portion of the $60,000 facility. Availability under the facility is determined monthly based on the level of eligible loan receivables. Borrowing capacity fluctuates with the amount of eligible loans, and any borrowings in excess of the eligible loan receivables must be repaid in accordance with the terms of the agreement.
Borrowing Capacity Under Credit Facility		$ 60,000
Cash and cash equivalent		586	254
Loans receivable, net		60,650	58,620
Notional amount		60,000
Latest maturity date	Jan. 02, 2029
Principal And Interest Outstanding Balance		51,713	48,792	$ 49,405
Credit facility interest expense		$ 5,721	$ 6,702
Credit facility [Member] | Secured overnight financing rate [member]
Disclosure of Financial Instruments [Line Items]
Interest rates	7.00%